Interest in Subsidiaries - Schedule of Following Table Lists the Entities which are Controlled by the Group (Details)		12 Months Ended
		Feb. 28, 2025	Feb. 29, 2024
Cartrack Holdings Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		South Africa
% holding		100.00%	100.00%
Carzuka.com Pte Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[1],[2]	Karooooo Ltd
Country of incorporation	[1],[2]	Singapore
% holding	[1],[2]		100.00%
Karooooo Management Company Pte. Ltd. [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		Singapore
% holding		100.00%	100.00%
Karooooo Software Pte. Ltd. [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[1]	Karooooo Ltd
Country of incorporation	[1]	Singapore
% holding	[1]		100.00%
Karooooo Proprietary Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		South Africa
% holding		100.00%	100.00%
Karooooo Cartrack Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[3]	Karooooo Ltd
Country of incorporation	[3]	Uganda
% holding	[3]	100.00%	100.00%
Cartrack (Cambodia) Co. Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Karooooo Management Company Pte. Ltd.
Country of incorporation		Cambodia
% holding		100.00%	100.00%
Cartrack Swaziland (Pty) Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[4]	Karooooo Management Company Pte. Ltd.
Country of incorporation	[4]	Kingdom of Eswatini
% holding	[4]	76.00%	76.00%
Carzuka Pte Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[1],[2]	Carzuka.com Pte. Ltd.
Country of incorporation	[1],[2]	Singapore
% holding	[1],[2]		100.00%
Karooooo Technologies Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Karooooo Proprietary Ltd
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Management Services Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Manufacturing Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Insurance Agency Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Cartrack Namibia Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		Namibia
% holding		100.00%	100.00%
Cartrack Technologies Pte. Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		Singapore
% holding		100.00%	100.00%
Carzuka Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Purple rain Properties No.444 Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Karooooo Logistics (Pty) Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		74.80%	70.10%
Cartrack Telematics Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[5]	Cartrack Proprietary Limited
Country of incorporation	[5]	South Africa
% holding	[5]	49.00%	49.00%
Cartrack Academy (Pty) Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[6]	Cartrack Proprietary Limited
Country of incorporation	[6]	South Africa
% holding	[6]	100.00%	100.00%
Karu Holdings Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Proprietary Limited
Country of incorporation		South Africa
% holding		100.00%	100.00%
Combined Telematics Services Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[2],[5],[7]	Cartrack Proprietary Limited
Country of incorporation	[2],[5],[7]	South Africa
% holding	[2],[5],[7]	49.00%	49.00%
CTK Shell 2 (Pty) Ltd [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[2]	Cartrack Proprietary Limited
Country of incorporation	[2]	South Africa
% holding	[2]	100.00%	100.00%
Cartrack Tanzania Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Tanzania
% holding		100.00%	100.00%
Karooooo Kenya Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Kenya
% holding		70.00%	70.00%
Cartrack Engineering Technologies Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Nigeria
% holding		100.00%	100.00%
PT. Cartrack Technologies Indonesia [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Indonesia
% holding		100.00%	100.00%
Cartrack Investments UK Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[2]	Cartrack Technologies Pte. Limited
Country of incorporation	[2]	United Kingdom
% holding	[2]	100.00%	100.00%
Cartrack Technologies (China) Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Hong Kong
% holding		100.00%	100.00%
Cartrack Malaysia SDN.BHD [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Malaysia
% holding		100.00%	100.00%
Cartrack Technologies LLC [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		U.A.E
% holding		100.00%	100.00%
Cartrack Technologies PHL.INC. [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Philippines
% holding		100.00%	100.00%
Cartrack Technologies South East Asia Pte. Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Singapore
% holding		100.00%	100.00%
Cartrack Ireland Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Republic of Ireland
% holding		100.00%	100.00%
Cartrack Technologies (Thailand) Company Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Thailand
% holding		100.00%	100.00%
Cartrack New Zealand Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		New Zealand
% holding		51.00%	51.00%
Cartrack (Australia) Proprietary Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Australia
% holding		100.00%	100.00%
Cartrack Technologies Zambia Limited [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Zambia
% holding		100.00%	100.00%
Cartrack (Mauritius) [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[1],[2]	Cartrack Technologies Pte. Limited
Country of incorporation	[1],[2]	Mauritius
% holding	[1],[2]		100.00%
Cartrack Vietnam Limited Liability Company [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Vietnam
% holding		100.00%	100.00%
Cartrack INC. [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		U.S.A
% holding		100.00%	100.00%
Cartrack Polska.Sp.zo.o [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Poland
% holding		90.90%	90.90%
Cartrack Portugal S.A.[Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Portugal
% holding		100.00%	100.00%
Cartrack Espana. S.L.U.[Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Spain
% holding		100.00%	100.00%
Karu.Com. Unipessoal. Lda [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Portugal S.A.
Country of incorporation		Portugal
% holding		100.00%	100.00%
Cartrack Limitada [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[5]	Cartrack Technologies LLC
Country of incorporation	[5]	Mozambique
% holding	[5]	50.00%	50.00%
Auto Club LDA [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by		Cartrack Technologies LLC
Country of incorporation		Mozambique
% holding		90.00%	90.00%
Cartrack for Information Technology Company [Member]
Schedule of Following Table Lists the Entities which are Controlled by the Group [Line Items]
Held by	[2]	Cartrack Technologies LLC
Country of incorporation	[2]	Kingdom of Saudi Arabia
% holding	[2]	51.00%	51.00%

[1]	As at financial year ended February 28, 2025, the entities were deregistered and ceased to exist as legal entities.
[2]	Dormant
[3]	90% of the share capital of Karooooo Cartrack Limited is held by Karooooo Limited and the remainder 10% of the share capital is held by Karooooo Management Company Pte Limited.
[4]	74% of the share capital of Cartrack Swaziland (Pty) Ltd is held by Karooooo Management Company Pte. Ltd. and 2% is held by Cartrack Holdings Proprietary Limited.
[5]	The Group considers Cartrack Limitada, Combined Telematics Services Proprietary Limited and Cartrack Telematics Proprietary Limited as subsidiaries of the Group as the Group has the right to appoint majority of the directors on the Board of Directors of these entities through contractual shareholders’ agreement. The Board of Directors of the companies direct the relevant activities of these entities. Accordingly, the Group is exposed to and has the rights to variable returns, and has the ability to affect those returns through the Board of Directors.
[6]	CTK Shell 1 (Pty) Ltd was renamed to Cartrack Academy (Pty) Ltd on June 20, 2024.
[7]	This entity was deregistered after February 28, 2025